Cover	Jan. 19, 2021	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Incorporation, State or Country Code	NV
Entity File Number	000-15087
Entity Tax Identification Number	93-0926999
Entity Address, Address Line One	901 NORTH KANSAS AVE,
Entity Address, City or Town	NORTH LIBERTY,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52317
City Area Code	319
Local Phone Number	626-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HTLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	HEARTLAND EXPRESS, INC.
Entity Central Index Key		0000799233
Amendment Flag		false